PREPAID EXPENSE AND OTHER ASSETS	12 Months Ended
Dec. 31, 2020
PREPAID EXPENSE AND OTHER ASSETS
PREPAID EXPENSE AND OTHER ASSETS

5. PREPAID EXPENSE AND OTHER ASSETS

	December 31,	December 31,
	2019	2020
Deposits(i)	100,278	91,258
Advances to suppliers	37,118	10,607
Prepaid taxes	294,487	338,450
Prepaid service fee	17,268	45,201
Prepaid investment (ii)	632,096	270,996
Others	56,540	37,046
Less: Adoption of new accounting standard	—	(466)
Total	1,137,787	793,092
(i)	Deposits mainly include rent deposits and deposits to third-party vendors.
(ii)	Prepaid investment mainly composed of the prepayment to acquire equity interests in Hubei Consumer Finance Company, Shanghai Xinzhen Financial Information Consulting Co., Ltd and Jiangxi Financial Development Group Co. Ltd as of December 31, 2019. The Group obtained the approval of changes of control from Hubei Consumer Finance Company and local regulatory authorities during the year ended December 31,2020. As of December 31, 2020,the prepaid investment to Shanghai Xinzhen Financial Information Consulting Co., Ltd and Jiangxi Financial Development Group Co. Ltd are still subject to the approval of changes of control from the investees or local regulatory authorities.